SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			9 Months Ended
	Nov. 14, 2017	Oct. 13, 2016	Nov. 30, 2017	Oct. 31, 2017	Feb. 28, 2017	Sep. 30, 2017	Sep. 30, 2016
Subsequent Event
Distributions paid						$ 119,372	$ 114,594
Number of units sold (in shares)					5,175,000
Golar Partners, General Partner Units
Subsequent Event
Number of units (in shares)		61,109
Number of Earn-Out units (in shares)		15,278
Golar Partners, Common Units
Subsequent Event
Number of units (in shares)		2,994,364
Number of Earn-Out units (in shares)		748,592
Limited Partner
Subsequent Event
Number of units sold (in shares)						5,175,000
Subsequent Event
Subsequent Event
Cash distribution (in dollars per share)	$ 0.5775
Distributions paid	$ 40,800
Minimum quarterly distributions paid for four preceding quarters, percent of Earn-Out units issued			50.00%
Minimum quarterly distribution (in dollars per share)			$ 0.5775
Subsequent Event | Golar
Subsequent Event
Distributions paid			$ 900
Subsequent Event | Golar Partners, General Partner Units
Subsequent Event
Minimum quarterly distributions paid for four preceding quarters, number of units issued (in shares)			7,639
Subsequent Event | Golar Partners, Common Units
Subsequent Event
Minimum quarterly distributions paid for four preceding quarters, number of units issued (in shares)			374,295
Subsequent Event | Limited Partner | Series A Cumulative Redeemable Preferred Units
Subsequent Event
Number of units sold (in shares)				5,520,000
Dividend rate				8.75%
Price per unit sold (in dollars per share)				$ 25.00
Proceeds received, net of underwriting discounts and commissions				$ 133,700